EARNINGS (LOSSES) PER SHARE - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive securities
Total	4,571,052	12,206,310
Restricted Stock Units (RSUs)
Antidilutive securities
Total	4,571,052	11,406,944
Subsidiary's Share Incentive Plan
Antidilutive securities
Total		799,366